OTHER NON-CURRENT ASSETS (Schedule of Other Non-Current Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
OTHER NON-CURRENT ASSETS
Deferred costs			¥ 267
Deposits - long-term	$ 967	¥ 6,733	2,719
Long-term deferred assets	252	1,755	3,479
Advance to hospitals-non current	206	1,433	1,260
Others			151
Other non-current assets	$ 1,425	¥ 9,921	¥ 7,876